Significant Accounting Policies - 10K - Other Narrative (Details) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023 USD ($)	Oct. 09, 2022 USD ($)	Oct. 15, 2023 USD ($)	Oct. 09, 2022 USD ($)	Apr. 30, 2023 USD ($) location	Apr. 24, 2022 USD ($)	Apr. 25, 2021 USD ($)
Accounting Policies [Abstract]
Credit and debit card receivables	$ 1,417		$ 1,417		$ 1,381	$ 1,374	$ 1,381
Employee retention credits					0	7,852	4,019
Impairment charge					2,363	0	0
Pre-opening expenses	$ 3,026	$ 459	$ 5,304	$ 985	$ 4,935	$ 0	$ 0
New locations under construction | location					6